UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:        March 31, 2006

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Senior Investment Associate
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            May 9, 2006

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     81

Form 13F Information Table Value Total:     $1,491,047 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----
028-04696                     SunTrust Banks, Inc.

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Incorporated     COM              00724F101     9954   284800 SH       DEFINED 01              83100            201700
AirTran Holdings, Inc.         COM              00949P108     3062   169100 SH       DEFINED 01              54600            114500
Alcon, Inc.                    COM              H01301102    28875   276950 SH       DEFINED 01              83750            193200
Alliance Data Systems Corporat COM              018581108    22220   475100 SH       DEFINED 01             131400            343700
American Tower Corporation     COM              029912201      522    17200 SH       DEFINED 01              17200
Amylin Pharmaceuticals, Inc.   COM              032346108      666    13600 SH       DEFINED 01               2600             11000
Apple Computer, Inc.           COM              037833100    71037  1132600 SH       DEFINED 01             359000            773600
Best Buy Co., Inc.             COM              086516101    34707   620550 SH       DEFINED 01             183425            437125
BlackRock, Inc.                COM              09247X101    32144   229600 SH       DEFINED 01              74000            155600
Blue Nile, Inc.                COM              09578R103    25425   722500 SH       DEFINED 01             231400            491100
Broadcom Corporation           COM              111320107    40396   935950 SH       DEFINED 01             299350            636600
CNET Networks, Inc.            COM              12613R104    16342  1150000 SH       DEFINED 01             350700            799300
Calamos Asset Management, Inc. COM              12811R104    16544   442350 SH       DEFINED 01             143950            298400
Capital One Financial Corporat COM              14040H105    17586   218400 SH       DEFINED 01              60300            158100
Celgene Corporation            COM              151020104    27664   625600 SH       DEFINED 01             200900            424700
CheckFree Corporation          COM              162813109      246     4869 SH       DEFINED 01                                 4869
Cisco Systems, Inc.            COM              17275R102      417    19225 SH       DEFINED 01                                19225
Coach, Inc.                    COM              189754104    26675   771400 SH       DEFINED 01             215100            556300
Cognizant Technology Solutions COM              192446102    80008  1344900 SH       DEFINED 01             425500            919400
Corporate Executive Board Comp COM              21988R102     2881    28550 SH       DEFINED 01              15450             13100
Covance Inc.                   COM              222816100     8795   149700 SH       DEFINED 01              39400            110300
Crown Castle International Cor COM              228227104     1157    40800 SH       DEFINED 01              21200             19600
Digital Insight Corporation    COM              25385P106     8412   231100 SH       DEFINED 01              71300            159800
Edwards Lifesciences Corporati COM              28176E108     6869   157900 SH       DEFINED 01              43800            114100
Euronet Worldwide, Inc.        COM              298736109    19248   508800 SH       DEFINED 01             146500            362300
F5 Networks, Inc.              COM              315616102    22418   309250 SH       DEFINED 01             103700            205550
Fiserv, Inc.                   COM              337738108      259     6081 SH       DEFINED 01                                 6081
Foxhollow Technologies, Inc.   COM              35166A103    12929   423200 SH       DEFINED 01             127000            296200
Garmin Ltd.                    COM              G37260109      338     4254 SH       DEFINED 01                                 4254
Gen-Probe Incorporated         COM              36866T103     9172   166400 SH       DEFINED 01              50100            116300
Genentech, Inc.                COM              368710406    29455   348541 SH       DEFINED 01             111600            236941
Getty Images, Inc.             COM              374276103    23168   309405 SH       DEFINED 01              98500            210905
Gilead Sciences, Inc.          COM              375558103    61312   985400 SH       DEFINED 01             304650            680750
Google Inc.                    COM              38259P508    46431   119055 SH       DEFINED 01              39780             79275
Greenhill & Co., Inc.          COM              395259104     9374   141800 SH       DEFINED 01              51700             90100
IAC/InterActiveCorp            COM              44919P300    13733   465992 SH       DEFINED 01             142139            323853
IDEXX Laboratories, Inc.       COM              45168D104    12634   146300 SH       DEFINED 01              40800            105500
Int'l Business Machines Corpor COM              459200101      351     4252 SH       DEFINED 01                                 4252
Kyphon Inc.                    COM              501577100    12425   334000 SH       DEFINED 01             105900            228100
Legg Mason, Inc.               COM              524901105    25962   207150 SH       DEFINED 01              65650            141500
Liberty Global, Inc. - Series  COM              530555309      297    15043 SH       DEFINED 01              15043
Life Time Fitness, Inc.        COM              53217R207     1288    27500 SH       DEFINED 01               5300             22200
Marchex, Inc.                  COM              56624R108      550    25600 SH       DEFINED 01              15200             10400
Martha Stewart Living Omnimedi COM              573083102      551    32700 SH       DEFINED 01               6700             26000
Microsoft Corporation          COM              594918104      923    33934 SH       DEFINED 01               4880             29054
Mobile Mini, Inc.              COM              60740F105      637    20600 SH       DEFINED 01               4000             16600
Monster Worldwide, Inc.        COM              611742107    15686   314602 SH       DEFINED 01              86500            228102
NII Holdings, Inc.             COM              62913F201    58003   983600 SH       DEFINED 01             311600            672000
Nasdaq 100                     COM              631100104      319     7609 SH       DEFINED 01                                 7609
Netease.com, Inc.              COM              64110W102      245    10000 SH       DEFINED 01              10000
Neurocrine Biosciences, Inc.   COM              64125C109      855    13250 SH       DEFINED 01               2500             10750
NutriSystem, Inc.              COM              67069D108     2005    42200 SH       DEFINED 01              17200             25000
Omnicom Group Inc.             COM              681919106    16009   192300 SH       DEFINED 01              53500            138800
Paychex, Inc.                  COM              704326107    34301   823350 SH       DEFINED 01             228950            594400
Polo Ralph Lauren Corporation  COM              731572103     1630    26900 SH       DEFINED 01               5200             21700
Portfolio Recovery Associates, COM              73640Q105    21031   449100 SH       DEFINED 01             138800            310300
Psychiatric Solutions, Inc.    COM              74439H108    32487   980600 SH       DEFINED 01             297400            683200
QUALCOMM Incorporated          COM              747525103    75300  1487858 SH       DEFINED 01             487458           1000400
SBA Communications Corporation COM              78388J106      307    13100 SH       DEFINED 01               2500             10600
SLM Corporation                COM              78442P106    11762   226450 SH       DEFINED 01              61350            165100
SRA International, Inc.        COM              78464R105    42737  1132700 SH       DEFINED 01             352700            780000
SiRF Technology Holdings, Inc. COM              82967h101    12443   350900 SH       DEFINED 01             102300            248600
Sprint Nextel Corporation      COM              852061100    19179   742227 SH       DEFINED 01             206148            536079
Stamps.com Inc.                COM              852857200      353    10000 SH       DEFINED 01               1900              8100
Starbucks Corporation          COM              855244109    73217  1945710 SH       DEFINED 01             609150           1336560
Stellent, Inc.                 COM              85856W105      310    26100 SH       DEFINED 01               5100             21000
Time Warner Telecom Inc.       COM              887319101     6644   370150 SH       DEFINED 01             157900            212250
US Airways Group, Inc.         COM              90341W108      772    19300 SH       DEFINED 01               3700             15600
Urban Outfitters, Inc.         COM              917047102    14638   596500 SH       DEFINED 01             167500            429000
Varian Medical Systems, Inc.   COM              92220P105    18493   329300 SH       DEFINED 01              92100            237200
Ventana Medical Systems, Inc.  COM              92276H106     1182    28300 SH       DEFINED 01               6400             21900
Vertex Pharmaceuticals Incorpo COM              92532F100      304     8300 SH       DEFINED 01               1600              6700
ViaSat, Inc.                   COM              92552v100     1857    64800 SH       DEFINED 01              41800             23000
Volcom, Inc.                   COM              92864N101     1137    32000 SH       DEFINED 01               6100             25900
Walt Disney Company            COM              254687106    29120  1044100 SH       DEFINED 01             308900            735200
WebSideStory, Inc.             COM              947685103     1635    95100 SH       DEFINED 01              52900             42200
Whole Foods Market, Inc.       COM              966837106    54713   823500 SH       DEFINED 01             247300            576200
XM Satellite Radio Holdings In COM              983759101      252    11300 SH       DEFINED 01              11300
Yahoo! Inc.                    COM              984332106    59678  1849900 SH       DEFINED 01             581500           1268400
aQuantive, Inc.                COM              03839G105    33130  1407400 SH       DEFINED 01             447600            959800
eBay Inc.                      COM              278642103    63256  1621950 SH       DEFINED 01             520950           1101000